UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

New America Growth Fund	March 31, 2013

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 93.1%		
CONSUMER DISCRETIONARY 11.5%		
Automobiles 0.3%		
Tesla Motors (1)(2)	275,000	10,420
		10,420
Diversified Consumer Services 0.6%		
Apollo Group, Class A (2)	1,450,000	25,216
		25,216
Hotels, Restaurants & Leisure 1.7%		
Chipotle Mexican Grill (2)	75,000	24,440
Starbucks	450,000	25,632
Tim Hortons	300,000	16,296
		66,368
Household Durables 1.4%		
Harman International	1,275,000	56,903
		56,903
Internet & Catalog Retail 0.7%		
Amazon.com (2)	110,000	29,314
		29,314
Media 3.5%		
Charter Communications, Class A (2)	150,000	15,627
DIRECTV (2)	800,000	45,288
Omnicom	225,000	13,253
Regal Entertainment Group, Class A	1,750,000	29,172
Walt Disney	650,000	36,920
		140,260
Multiline Retail 1.2%		
Dollar General (2)	400,000	20,232

Kohl's	550,000	25,371
		45,603
Specialty Retail 1.1%		
GameStop	1,162,500	32,515
TSC	115,000	11,975
		44,490
Textiles, Apparel & Luxury Goods 1.0%		
Fossil (2)	387,000	37,384
		37,384
Total Consumer Discretionary		455,958
CONSUMER STAPLES 1.2%		
Household Products 1.2%		
Procter & Gamble	625,000	48,163
Total Consumer Staples		48,163
ENERGY 2.5%		
Energy Equipment & Services 0.2%		
Schlumberger	100,000	7,489
		7,489
Oil, Gas & Consumable Fuels 2.3%		
Anadarko Petroleum	330,000	28,858
EOG Resources	140,000	17,930
PBF Energy	375,000	13,939
Pioneer Natural Resources	33,000	4,100
Southwestern Energy (2)	700,000	26,082
		90,909
Total Energy		98,398

FINANCIALS 5.0%		
Capital Markets 0.4%		
TD Ameritrade Holding	850,000	17,527
		17,527
Commercial Banks 0.6%		
U.S. Bancorp	650,000	22,055
		22,055
Consumer Finance 0.3%		
Discover Financial	300,000	13,452
		13,452
Diversified Financial Services 2.9%		
CME Group	750,000	46,042
IntercontinentalExchange (2)	385,000	62,782
Moody's	100,000	5,332
		114,156
Insurance 0.3%		
Brown & Brown	400,000	12,816
		12,816
Real Estate Investment Trusts (REITs) 0.5%		
American Tower, REIT	250,000	19,230
		19,230
Total Financials		199,236
HEALTH CARE 20.2%		
Biotechnology 3.2%		
Alkermes (2)	500,000	11,855
Amgen	275,000	28,190
Celgene (2)	100,000	11,591
Elan, ADR (2)	100,000	1,180
Gilead Sciences (2)	1,100,000	53,823

ONYX Pharmaceuticals (2)	125,000	11,108
Vertex Pharmaceuticals (2)	200,000	10,996
		128,743
Health Care Equipment & Supplies 4.7%		
Baxter International	600,000	43,584
Covidien	200,000	13,568
DENTSPLY International	1,000,000	42,420
Edwards Lifesciences (2)	220,000	18,075
IDEXX Laboratories (2)	350,000	32,337
Intuitive Surgical (2)	10,200	5,010
Stryker	475,000	30,989
		185,983
Health Care Providers & Services 8.3%		
AmerisourceBergen	1,000,000	51,450
Catamaran (2)	850,000	45,076
Express Scripts Holding (2)	525,000	30,266
Henry Schein (2)	750,000	69,413
Laboratory Corporation of America (2)	812,500	73,287
UnitedHealth Group	1,025,000	58,640
		328,132
Life Sciences Tools & Services 4.0%		
Charles River Laboratories International (2)	537,500	23,795
Covance (2)	675,000	50,166
Illumina (2)	300,000	16,200
Thermo Fisher Scientific	925,000	70,753
		160,914
Total Health Care		803,772
INDUSTRIALS & BUSINESS SERVICES 15.4%		
Aerospace & Defense 2.5%		
Boeing	400,000	34,340
Precision Castparts	105,000	19,910

Trading Companies & Distributors 2.0%		
Fastenal	1,525,000	78,309
		78,309
Total Industrials & Business Services		611,924
INFORMATION TECHNOLOGY 31.4%		
Communications Equipment 1.0%		
Palo Alto Networks (2)	190,000	10,754
Qualcomm	450,000	30,128
		40,882
Computers & Peripherals 4.2%		
Apple	380,000	168,200
		168,200
Internet Software & Services 6.1%		
eBay (2)	1,225,000	66,419
Facebook (2)	1,900,000	48,602
Google, Class A (2)	130,000	103,224
LinkedIn (2)	70,000	12,324
Twitter, Acquisition Date: 9/13/11 Acquisition Cost $1,478 (2)(3)(4)	91,854	1,505
Xoom, Acquisition Date: 12/21/09 – 11/10/11 Acquisition Cost $4,256 (2)(3)	381,838	8,285
		240,359
IT Services 7.8%		
Amdocs	1,550,000	56,187
Fiserv (2)	924,846	81,229
Global Payments	1,166,131	57,910
Iron Mountain	2,000,000	72,620
MasterCard, Class A	16,500	8,929
Vantiv, Class A (2)	1,325,600	31,470
		308,345

Semiconductor & Semiconductor Equipment 3.3%		
Avago Technologies	500,000	17,960
Broadcom, Class A	825,000	28,603
Cree (2)	270,000	14,771
Marvell Technology Group	1,200,000	12,696
Mellanox Technologies (2)	225,000	12,490
Microchip Technology	850,000	31,246
Texas Instruments	425,000	15,079
		132,845
Software 9.0%		
Adobe Systems (2)	1,375,000	59,826
Commvault Systems (2)	625,000	51,238
Electronic Arts (2)	350,000	6,195
Fortinet (2)	1,300,000	30,784
Informatica (2)	500,000	17,235
Microsoft	700,000	20,027
Nuance Communications (2)	2,825,000	57,008
Salesforce.com (2)	350,000	62,590
ServiceNow (2)	350,000	12,670
TIBCO Software (2)	1,075,000	21,737
Workday (2)	200,000	12,326
Workday, Lock-Up Shares, Acquisition Date: 10/13/11 – 9/28/12, Acquisition Cost $1,356 (2)(3)	101,623	5,950
		357,586
Total Information Technology		1,248,217
MATERIALS 5.9%		
Chemicals 5.0%		
Celanese, Series A	250,000	11,012
Ecolab	615,000	49,311
Monsanto	600,000	63,378
Potash Corporation of Saskatchewan (1)	1,400,000	54,950

Praxair	200,000	22,308
		200,959
Construction Materials 0.5%		
Martin Marietta Materials	186,500	19,027
		19,027
Metals & Mining 0.4%		
Eldorado Gold	1,550,000	14,772
		14,772
Total Materials		234,758
Total Common Stocks (Cost $2,854,045)		3,700,426
CONVERTIBLE PREFERRED STOCKS 0.1%		
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $4,140 (2)(3)(4)	732,600	425
Twitter, Series A, Acquisition Date: 9/13/11 Acquisition Cost $4 (2)(3)(4)	239	4
Twitter, Series B, Acquisition Date: 9/13/11 Acquisition Cost $60 (2)(3)(4)	3,722	61
Twitter, Series B2, Acquisition Date: 3/30/12 Acquisition Cost $1,438 (2)(3)(4)	89,844	1,472
Twitter, Series C, Acquisition Date: 9/13/11 Acquisition Cost $15 (2)(3)(4)	956	16
Twitter, Series C2, Acquisition Date: 3/30/12 Acquisition Cost $390 (2)(3)(4)	24,371	399
Twitter, Series D, Acquisition Date: 9/13/11 Acquisition Cost $567 (2)(3)(4)	35,258	577
Twitter, Series F, Acquisition Date: 3/30/12 Acquisition Cost $259 (2)(3)(4)	16,186	265

Twitter, Series G-2, Acquisition Date: 7/28/11 Acquisition Cost $2,347 (2)(3)(4)	145,820	2,388
Total Information Technology		5,607
Total Convertible Preferred Stocks (Cost $9,220)		5,607
SHORT-TERM INVESTMENTS 6.5%		
Money Market Funds 6.5%		
T. Rowe Price Reserve Investment Fund, 0.10% (5)(6)	256,591,381	256,591
Total Short-Term Investments (Cost $256,591)		256,591
SECURITIES LENDING COLLATERAL 1.1%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.1%		
Money Market Funds 1.1%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (5)(6)	4,447,795	44,478
Total Investments through Securities Lending Program with State Street Bank and Trust Company		44,478
Total Securities Lending Collateral (Cost $44,478)		44,478
Total Investments in Securities 100.8% of Net Assets (Cost $3,164,334)		**$ 4,007,102**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is on loan at March 31, 2013. See Note 3.

(2) Non-income producing

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $21,347 and represents 0.5% of net assets.

(4) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $1,684,000 for the period ended March 31, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were due to the fact that observable market data became available for the securities.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $43,358,000; the value of cash collateral and related investments was $44,478,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $3,164,334,000. Net unrealized gain aggregated $842,767,000 at period-end, of which $891,247,000 related to appreciated investments and $48,480,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013